Revenues (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table disaggregates revenues by principal offering and timing of transfer of control (in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2024	2025	2024	2025
Revenues by principal offering:
Custom products	$147,099	$234,517	$280,176	$439,687
Powertrain solutions	14,063	46,373	19,895	111,784
Standard products	8,000	9,059	15,967	18,085
Services	6,176	6,455	13,313	10,122

Revenues	$175,338	$296,404	$329,351	$579,678

Revenues by timing of recognition:
Over-time revenues	$106,856	$173,290	$213,847	$335,512
Point-in-time revenue	68,482	123,114	115,504	244,166

Revenues	$175,338	$296,404	$329,351	$579,678

The following table disaggregates revenue by principal offering and timing of transfer of control (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues by principal offering:
Standard products	$13,052	$21,310	$34,624
Custom products	51,426	152,386	590,646
Powertrain solutions	—	1,423	99,479
Services	—	6,191	28,439

Total revenues	$64,478	$181,310	$753,188

Revenues by timing of recognition:
Over-time revenues	$51,426	$125,273	$469,947
Point-in-time revenue	13,052	56,037	283,241

Total Revenue	$64,478	$181,310	$753,188